INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

March 28, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 on behalf of Palmer Square Absolute Return Fund

The Registrant is filing Post-Effective Amendment No. 139 to its Registration Statement under Rule 485(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, to create a new series, Palmer Square Absolute Return Fund.

Please direct your comments to Rita Dam at (626) 914-1041.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer